Commitments And Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Lease expense	$ 163
Warehouse And Production Facility [Member] | Jacksonville Florida [Member]
Lease Start Date	Jul. 01, 2017
Lease End Date	Jul. 31, 2020
Lease expense	$ 2
Corporate Office [Member] | Jacksonville Florida [Member]
Lease Start Date	Jul. 15, 2018
Lease End Date	Jul. 31, 2019
Lease expense	$ 31
Wireless Design Facility [Member] | Lake Mary Florida [Member]
Lease Start Date	Jul. 01, 2017
Lease End Date	Nov. 30, 2022
Renewal options remaining	36 months
Lease expense	$ 13